Note 1 - Organization and Summary of Significant Accounting Policies: Property, Plant and Equipment, Policy (Policies)	3 Months Ended
Nov. 30, 2012
Policies
Property, Plant and Equipment, Policy

Fixed assets - Property, plant and equipment is valued at cost less accumulated depreciation and impairment losses. If the costs of certain components of an item of property, plant and equipment are significant in relation to the total cost of the item, they are accounted for and depreciated separately. Depreciation expense is recognized using the straight-line method and is amortized over the estimated useful life of the related asset. The following useful lives are assumed:

Furniture & office equipment. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3 - 5 years